Business Combinations - Schedule of Total Purchase Consideration and the Fair Values and Liabilities at the Acquisition (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 4,162	$ 4,162	$ 0
Zenith [Member]
Consideration
Cash consideration	6,909	6,909	6,909
Promissory Note Consideration	974	974	974
Stock Consideration	813	813	813
Settlement of Preexisting Relationships	1,158	1,158	1,158
Fair Value of Total Consideration Transferred	9,854	9,854	9,854
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	4,527	4,527	4,527
Accounts receivable	518	518	518
Inventory	692	692	692
Prepaid expenses and other current assets	632	632	632
Property and equipment, net	61	61	61
Total identifiable assets acquired	6,430	6,430	6,430
Accounts payable	490	490	490
Accrued expenses and other current liabilities	248	248	248
Total liabilities assumed	738	738
Total identifiable net assets	5,692	5,692	5,692
Goodwill	$ 4,162	$ 4,162	$ 4,162